INCOME TAX EXPENSE - Detailed components of the net deferred tax assets and liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R (475.0)	R (412.8)
Gross deferred tax assets	209.9	229.6
Net deferred tax liabilities	(265.1)	(183.2)	R (155.0)
Property, plant and equipment (excluding capital expenditure) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	(422.4)	(380.2)
Environmental rehabilitation obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	(51.4)	(32.0)
Gross deferred tax assets	126.5	112.6
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	72.6	33.8
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	8.5	0.0
Estimated tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	1.2	0.0
Estimated unredeemed capital expenditure [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	1.1	83.2
Investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities	R (1.2)	R 0.0